Deposits and Prepayments	12 Months Ended
Dec. 31, 2024
Deposits and Prepayments [Abstract]
Deposits and prepayments

Note 12 – Deposits and Prepayments

Deposits and prepayments consist of the following:

	December 31, 2024	December 31, 2023
	EUR	EUR
Deposits – outside parties	24,905	3,813
Prepayments – outside parties	23,864	67,909
	48,769	71,722

Prepayments consist mainly of yearly registration fees to professional leagues and legal and professional deposits.